Investments in Affiliates - Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Financial information
Current assets	¥ 6,317,146		¥ 5,516,810		$ 915,901
Current liabilities	1,904,961		2,283,038		276,193
Net (loss) income	971,589	$ 140,865	1,306,081	¥ (743,522)
Group's equity method investments assuming 100%
Financial information
Current assets	3,854,948		5,356,698		558,915
Non-current assets	33,600,840		32,633,598		4,871,664
Current liabilities	1,778,558		1,788,077		257,867
Non-current liabilities	415,555		376,544		$ 60,250
Revenue	268,654	38,951	225,559	670,878
Income (loss) from operations	(207,143)	(30,033)	(554,579)	72,683
Net realized and unrealized gains from investments	1,962,039	284,469	5,107,283	3,582,239
Net (loss) income	¥ 1,772,444	$ 256,980	¥ 4,505,646	¥ 3,654,922